Accrued Expenses and Other Current Liabilities	6 Months Ended
Mar. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 12 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities as of March 31, 2024 and September 30, 2023 consisted of the following:

	March 31,	September 30,
	2024	2023
	(Unaudited)
Deferred government subsidies	$885,209	$910,709
Tax payable	120,439	54,174
Wages Payable	137,705	105,079
Interest payable	85,557	304,222
Other payables and accruals	790,945	669,646
Total	$2,019,855	$2,043,830

Deferred government subsidies were government subsidies the Company received from the local governments related to certain assets that will be amortized in the depreciated periods of the assets.